UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
SM
BlackRock China A Opportunities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2021

Date of reporting period: 10/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
October 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds
SM
BlackRock China A Opportunities Fund

Dear Shareholder,
The 12-month reporting period as of October 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks.
International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds.
The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected
U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
10.91% 42.91%
U.S. small cap equities
(Russell 2000
®
Index)
1.85 50.80
International equities
(MSCI Europe, Australasia,
Far East Index)
4.14 34.18
Emerging market equities
(MSCI Emerging Markets
Index)
(4.87) 16.96
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.06
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.59 (4.77)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
1.06 (0.48)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.33 2.76
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.36 10.53
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of October 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock China A Opportunities Fund
Investment Objective
BlackRock China A Opportunities Fund’s (the “Fund”) investment objective is to seek to maximize total return. Total return means the combination of capital appreciation and investment income.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended October 31, 2021, the Fund underperformed its benchmark, the MSCI China A Onshore Index.
What factors influenced performance?
The broad risk-off tone prompted by continued regulatory tightening across an increasing number of industries within China ran against the Fund’s fundamental exposure model. The shift away from quality, environmental, social and governance (“ESG”) and fundamental growth models also weighed on relative performance, particularly during the third quarter of 2021. The bucket of insights that detracted the most over the period was ESG signals, which lagged as gas and coal prices surged in the third quarter of 2021. As power outages escalated in China, energy and utility companies experienced rapid price appreciation with fossil fuel-focused names leading performance.
ESG signals, positioned away from names within these industries, led to underperformance. Broader positioning away from the metals & mining industry also constrained performance given the strong returns experienced among these names. Most notably, a lack of exposure to China Northern Rare Earth Group and Ganfeng Lithium Group
contributed to underperformance.
Despite frequent and violent rotations across both the style and sector dimensions as investors grappled with balancing expectations around reopening against the prospect of policy and interest rate normalization, the Fund performed well both in absolute and relative terms for most of the period. Sentiment-based measures led positive contributions to relative returns over the period, particularly those that leverage large datasets of retail communication. In addition, a combination of alternative earnings signals and text/numerical local analyst sentiment signals positioned the Fund correctly with respect to earnings releases. Thematic insights also contributed materially, particularly in June 2021, as a combination of policy basket monitors, industry level revenue recommendations and anti-quantitative flow measures helped position the Fund across numerous sectors.
Describe recent portfolio activity.
Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. However, several new signals were added within the group of stock selection insights. In this vein, the Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment around retail names. Additionally, given the dynamism of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends, such as sentiments around supply chain disruptions and wage inflation.
Describe portfolio positioning at period end.
At the end of the period, the Fund had an essentially neutral stance with respect to sector weights. The Fund had slight overweight positions to industrials and energy and slight underweights to materials and utilities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of October 31, 2021 (continued)

Fund Summary
BlackRock China A Opportunities Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
Performance
(a)
Commencement of operations.
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Class K Shares do not have a sales charge.
(c)
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers domiciled in the
People's Republic of China ("China" and, for the purpose of this report, excluding Hong Kong, Macau and Taiwan) and listed in China (i.e., A-shares), and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in MSCI China A Onshore Index.
(d)
An index that captures large- and mid-cap representation across China securities listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange.
Average Annual Total Returns
(a)
1 Year
Since
Inception
(b)
Institutional .............................................................................................. 15.58% 31.92%
Class K ................................................................................................ 15.67 31.96
MSCI China A Onshore Index
....................................................................
16.66 27.43
(a)
See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)
The Fund commenced operations on December 27, 2018.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Fund Summary
as of October 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock China A Opportunities Fund
Expense Example
Overview of the Fund’s Total Investments
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,009.70 $ 5.01 $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
Class K .................................. 1,000.00 1,010.30 4.76 1,000.00 1,020.47 4.79 0.94
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 19%
Financials ....................................... 18
Industrials ....................................... 16
Consumer Staples ................................. 12
Health Care ..................................... 10
Materials ....................................... 9
Consumer Discretionary ............................. 9
Energy ......................................... 4
Communication Services ............................. 3
Real Estate ...................................... 1
Utilities ......................................... —
(a)
Short-Term Securities ............................... —
(a)
Liabilities in Excess of Other Assets ..................... (1)
(a)
Represents less than 1% of the Fund's total investments.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
TEN LARGEST HOLDINGS
Security
(a)
Percent of
Net Assets
Contemporary Amperex Technology Co. Ltd., Class A ......... 4%
China Merchants Bank Co. Ltd., Class A .................. 3
Kweichow Moutai Co. Ltd., Class A ...................... 3
CITIC Securities Co. Ltd., Class A ....................... 3
BYD Co. Ltd., Class A ............................... 2
Wuliangye Yibin Co. Ltd., Class A ....................... 2
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A ........ 2
China Petroleum & Chemical Corp., Class A ................ 2
ZTE Corp., Class A ................................ 2
Wuxi Lead Intelligent Equipment Co. Ltd., Class A ............ 2
(a)
Excludes short-term investments.

About Fund Performance

About Fund Performance / Disclosure of Expenses / Derivative Financial Instruments
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors .
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on May 1, 2021 and held through
October 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Annual Report to Shareholders
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Shares
Shares Value
Common Stocks — 101.5%
Aerospace & Defense — 1.1%
AVIC Electromechanical Systems Co. Ltd.,
Class A ....................... 228,300 $ 540,960
Air Freight & Logistics — 1.0%
Sinotrans Ltd., Class A ............... 520,601 366,697
Xiamen Xiangyu Co. Ltd., Class A ........ 84,100 101,659
468,356
Airlines — 0.0%
China Express Airlines Co. Ltd., Class A ... 11,100 19,034
Auto Components — 0.4%
Anhui Zhongding Sealing Parts Co. Ltd., Class
A ........................... 60,000 160,970
Bethel Automotive Safety Systems Co. Ltd.,
Class A ....................... 3,100 29,280
Shanghai Baolong Automotive Corp., Class A 3,400 16,693
206,943
Automobiles — 3.2%
BYD Co. Ltd., Class A ................ 24,200 1,181,252
Great Wall Motor Co. Ltd., Class A ....... 31,300 333,410
1,514,662
Banks — 8.4%
Agricultural Bank of China Ltd., Class A .... 721,800 331,020
Bank of Communications Co. Ltd., Class A .. 927,500 654,012
Bank of Shanghai Co. Ltd., Class A ....... 119,500 135,976
China Construction Bank Corp., Class A ... 121,700 112,644
China Everbright Bank Co. Ltd., Class A ... 536,300 287,919
China Merchants Bank Co. Ltd., Class A ... 193,781 1,630,121
Industrial Bank Co. Ltd., Class A ......... 226,900 659,492
Postal Savings Bank of China Co. Ltd., Class A 232,339 196,033
4,007,217
Beverages — 8.4%
Chongqing Brewery Co. Ltd., Class A
(a)
.... 600 14,057
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A ....................... 1,400 40,565
JiuGui Liquor Co. Ltd., Class A .......... 1,700 56,813
Kweichow Moutai Co. Ltd., Class A ....... 5,279 1,504,446
Shanghai Bairun Investment Holding Group Co.
Ltd., Class A .................... 22,680 225,114
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 20,714 974,530
Tsingtao Brewery Co. Ltd., Class A ....... 1,864 30,341
Wuliangye Yibin Co. Ltd., Class A ........ 34,200 1,154,160
4,000,026
Biotechnology — 0.6%
Chongqing Zhifei Biological Products Co. Ltd.,
Class A ....................... 6,600 154,959
Walvax Biotechnology Co. Ltd., Class A .... 16,200 139,762
294,721
Building Products — 0.6%
ZBOM Home Collection Co. Ltd., Class A ... 27,600 85,160
Zhejiang Weixing New Building Materials Co.
Ltd., Class A .................... 70,400 197,558
282,718
Capital Markets — 8.6%
China Merchants Securities Co. Ltd., Class A 8,500 22,786
CITIC Securities Co. Ltd., Class A ........ 335,000 1,352,496
East Money Information Co. Ltd., Class A ... 117,244 602,143
GF Securities Co. Ltd., Class A ......... 120,600 379,042
Guotai Junan Securities Co. Ltd., Class A .. 65,623 179,459
Haitong Securities Co. Ltd., Class A ...... 393,700 758,698
Security
Shares
Shares Value
Capital Markets (continued)
Hithink RoyalFlush Information Network Co.
Ltd., Class A .................... 2,700 $ 47,518
Huatai Securities Co. Ltd., Class A ....... 119,300 295,146
Industrial Securities Co. Ltd., Class A ..... 123,000 175,176
Orient Securities Co. Ltd., Class A ....... 152,700 328,192
4,140,656
Chemicals — 4.0%
Beijing Easpring Material Technology Co. Ltd.,
Class A ....................... 19,200 265,431
Guangzhou Tinci Materials Technology Co.
Ltd., Class A .................... 8,600 221,030
Luxi Chemical Group Co. Ltd., Class A .... 10,600 27,165
Rianlon Corp., Class A ............... 7,200 43,920
Shandong Hualu Hengsheng Chemical Co.
Ltd., Class A .................... 7,201 34,977
Shanghai Putailai New Energy Technology Co.
Ltd., Class A .................... 5,680 157,711
Shenzhen Capchem Technology Co. Ltd.,
Class A ....................... 2,900 64,938
Sinopec Shanghai Petrochemical Co. Ltd.,
Class A ....................... 106,700 64,941
Transfar Zhilian Co. Ltd., Class A ........ 331,400 423,598
Valiant Co. Ltd., Class A .............. 8,500 27,310
Wanhua Chemical Group Co. Ltd., Class A .. 24,902 410,954
Xinyangfeng Agricultural Technology Co. Ltd.,
Class A ....................... 19,000 53,924
Zhejiang Wansheng Co. Ltd., Class A ..... 29,900 103,126
1,899,025
Commercial Services & Supplies — 0.1%
Shanghai M&G Stationery, Inc., Class A .... 7,500 74,241
Communications Equipment — 2.2%
Guangzhou Haige Communications Group, Inc.
Co., Class A .................... 58,500 86,183
Tianjin 712 Communication & Broadcasting Co.
Ltd., Class A .................... 11,100 65,273
ZTE Corp., Class A ................. 177,500 902,648
1,054,104
Construction & Engineering — 0.1%
China Railway Group Ltd., Class A ....... 36,500 29,897
China State Construction Engineering Corp.
Ltd., Class A .................... 17,200 12,497
42,394
Construction Materials — 0.3%
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd., Class A ................. 19,800 128,522
Containers & Packaging — 1.0%
ORG Technology Co. Ltd., Class A ....... 146,088 152,617
Shenzhen Jinjia Group Co. Ltd., Class A ... 195,800 330,685
483,302
Electrical Equipment — 8.3%
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 21,005 2,101,372
Eve Energy Co. Ltd., Class A ........... 6,700 118,608
Fangda Carbon New Material Co. Ltd., Class A 8,600 14,434
Hongfa Technology Co. Ltd., Class A ...... 9,800 113,243
Ming Yang Smart Energy Group Ltd., Class A 56,900 275,047
NARI Technology Co. Ltd., Class A ....... 64,800 394,048
Shenzhen Megmeet Electrical Co. Ltd., Class A 7,500 35,881
Sieyuan Electric Co. Ltd., Class A ........ 18,000 116,556
Sungrow Power Supply Co. Ltd., Class A ... 13,400 343,979
Sunwoda Electronic Co. Ltd., Class A ..... 14,000 107,699

BlackRock China A Opportunities Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Shares
Shares Value
Electrical Equipment (continued)
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A .................... 117,954 $ 340,544
3,961,411
Electronic Equipment, Instruments & Components — 7.2%
Accelink Technologies Co. Ltd., Class A .... 71,900 243,265
BOE Technology Group Co. Ltd., Class A ... 748,100 574,003
Chaozhou Three-Circle Group Co. Ltd., Class A 16,900 105,567
GoerTek , Inc., Class A ............... 96,526 654,734
Luxshare Precision Industry Co. Ltd., Class A 26,245 158,509
Shanghai Friendess Electronic Technology
Corp. Ltd., Class A ................ 2,333 139,054
Shengyi Technology Co. Ltd., Class A ..... 85,100 295,472
Shenzhen Sunlord Electronics Co. Ltd., Class A 17,800 91,738
Tianma Microelectronics Co. Ltd., Class A .. 42,100 80,940
Unisplendour Corp. Ltd., Class A ........ 26,980 116,750
Wuhan Raycus Fiber Laser Technologies Co.
Ltd., Class A .................... 7,509 71,422
Wuxi Lead Intelligent Equipment Co. Ltd., Class
A ........................... 62,640 797,084
Zhuzhou Hongda Electronics Corp. Ltd., Class
A ........................... 8,600 111,579
3,440,117
Energy Equipment & Services — 0.4%
Offshore Oil Engineering Co. Ltd., Class A .. 263,600 191,300
Entertainment — 0.6%
G-bits Network Technology Xiamen Co. Ltd.,
Class A ....................... 3,100 165,268
Perfect World Co. Ltd., Class A ......... 14,500 39,267
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A .... 21,535 80,077
284,612
Food Products — 3.3%
Chacha Food Co. Ltd., Class A .......... 14,986 133,309
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A ....................... 12,044 220,253
Fujian Sunner Development Co. Ltd., Class A 6,800 23,842
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A ....................... 111,504 746,569
Jonjee Hi-Tech Industrial And Commercial
Holding Co. Ltd., Class A ........... 34,900 198,784
Juewei Food Co. Ltd., Class A .......... 11,100 113,935
Tongwei Co. Ltd., Class A ............. 18,400 164,076
1,600,768
Health Care Equipment & Supplies — 1.9%
Guangzhou Wondfo Biotech Co. Ltd., Class A 6,190 33,502
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd., Class A ................. 32,165 176,929
Lepu Medical Technology Beijing Co. Ltd.,
Class A ....................... 8,100 26,938
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 11,700 684,699
922,068
Health Care Providers & Services — 2.1%
Aier Eye Hospital Group Co. Ltd., Class A .. 30,305 228,891
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A .................... 10,100 181,044
Jointown Pharmaceutical Group Co. Ltd., Class
A ........................... 8,100 17,154
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 139,500 405,903
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Topchoice Medical Corp., Class A
(a)
....... 4,500 $ 167,211
1,000,203
Hotels, Restaurants & Leisure — 0.2%
Guangzhou Restaurant Group Co. Ltd., Class A 3,060 10,846
Shenzhen Overseas Chinese Town Co. Ltd.,
Class A ....................... 72,300 70,677
81,523
Household Durables — 3.8%
Ecovacs Robotics Co. Ltd., Class A ....... 10,400 278,478
GoldenHome Living Co. Ltd., Class A ..... 12,900 60,331
Gree Electric Appliances, Inc. of Zhuhai, Class
A ........................... 5,215 29,746
Haier Smart Home Co. Ltd., Class A ...... 78,400 332,703
Hangzhou Robam Appliances Co. Ltd., Class A 55,755 272,404
Jason Furniture Hangzhou Co. Ltd., Class A . 11,500 111,674
Joyoung Co. Ltd., Class A ............. 6,200 22,593
NavInfo Co. Ltd., Class A
(a)
............ 41,900 76,544
Oppein Home Group, Inc., Class A ....... 9,917 197,053
TCL Technology Group Corp., Class A ..... 385,500 364,977
Zhejiang Supor Co. Ltd., Class A ........ 9,800 81,012
1,827,515
Household Products — 0.1%
Opple Lighting Co. Ltd., Class A ......... 11,500 34,784
Independent Power and Renewable Electricity Producers — 0.3%
Guangdong Baolihua New Energy Stock Co.
Ltd., Class A .................... 179,500 160,517
Insurance — 0.8%
Ping An Insurance Group Co. of China Ltd.,
Class A ....................... 50,900 392,665
IT Services — 0.3%
Lakala Payment Co. Ltd., Class A ........ 20,900 78,601
Wangsu Science & Technology Co. Ltd., Class
A ........................... 57,800 49,402
128,003
Life Sciences Tools & Services — 2.0%
Hangzhou Tigermed Consulting Co. Ltd., Class
A ........................... 1,600 42,538
Joinn Laboratories China Co. Ltd., Class A .. 6,500 161,981
Maccura Biotechnology Co. Ltd., Class A ... 11,900 51,703
WuXi AppTec Co. Ltd., Class A .......... 31,898 686,520
942,742
Machinery — 4.5%
China International Marine Containers Group
Co. Ltd., Class A ................. 71,281 195,446
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 21,475 143,857
Hefei Meiya Optoelectronic Technology, Inc.,
Class A ....................... 18,600 117,472
Sany Heavy Industry Co. Ltd., Class A ..... 6,500 23,279
Shenzhen Inovance Technology Co. Ltd., Class
A ........................... 69,129 703,425
Weichai Power Co. Ltd., Class A ......... 67,398 158,908
Yutong Bus Co. Ltd., Class A ........... 238,800 422,619
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A ....................... 14,020 51,897
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A ......... 280,581 318,201
2,135,104

2021
BlackRock Annual Report to Shareholders
BlackRock China A Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Shares
Shares Value
Marine — 0.0%
COSCO SHIPPING Holdings Co. Ltd., Class
A
(a)
.......................... 7,890 $ 20,339
Media — 1.3%
China South Publishing & Media Group Co.
Ltd., Class A .................... 63,000 80,518
Chinese Universe Publishing and Media Group
Co. Ltd., Class A ................. 87,700 142,777
Focus Media Information Technology Co. Ltd.,
Class A ....................... 349,461 399,938
623,233
Metals & Mining — 3.6%
Aluminum Corp. of China Ltd., Class A
(a)
... 50,500 48,501
Baoshan Iron & Steel Co. Ltd., Class A .... 487,500 541,896
China Molybdenum Co. Ltd., Class A ...... 75,400 70,700
Ganfeng Lithium Co. Ltd., Class A ....... 9,900 258,867
Hunan Valin Steel Co. Ltd., Class A ....... 6,900 5,751
Maanshan Iron & Steel Co. Ltd., Class A ... 428,500 284,112
Shandong Nanshan Aluminum Co. Ltd., Class
A ........................... 474,800 320,530
Xiamen Tungsten Co. Ltd., Class A ....... 3,763 13,327
Zhejiang Huayou Cobalt Co. Ltd., Class A .. 11,300 195,729
1,739,413
Oil, Gas & Consumable Fuels — 3.6%
China Merchants Energy Shipping Co. Ltd.,
Class A ....................... 55,377 39,543
China Petroleum & Chemical Corp., Class A . 1,462,900 970,731
PetroChina Co. Ltd., Class A ........... 840,100 718,060
1,728,334
Paper & Forest Products — 0.0%
Shandong Chenming Paper Holdings Ltd.,
Class A ....................... 5,650 6,234
Personal Products — 0.2%
Shanghai Jahwa United Co. Ltd., Class A ... 12,200 91,146
Pharmaceuticals — 3.9%
Changchun High & New Technology Industry
Group, Inc., Class A ............... 2,600 110,713
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A ...... 112,600 423,947
Dong-E-E-Jiao Co. Ltd., Class A ......... 15,500 98,113
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A ........... 73,700 334,575
Hubei Jumpcan Pharmaceutical Co. Ltd., Class
A ........................... 16,700 41,995
Jiangsu Hengrui Medicine Co. Ltd., Class A . 41,793 320,635
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 95,000 170,836
Livzon Pharmaceutical Group, Inc., Class A . 3,800 20,827
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A .................... 14,500 113,403
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A ....................... 33,740 84,642
Sichuan Kelun Pharmaceutical Co. Ltd., Class
A ........................... 24,100 66,573
Yunnan Baiyao Group Co. Ltd., Class A .... 4,500 62,915
1,849,174
Professional Services — 0.2%
Centre Testing International Group Co. Ltd.,
Class A ....................... 18,397 79,200
Security
Shares
Shares Value
Real Estate Management & Development — 0.9%
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A ........... 138,800 $ 226,084
Greenland Holdings Corp. Ltd., Class A .... 219,696 140,951
Yango Group Co. Ltd., Class A .......... 107,600 54,024
421,059
Semiconductors & Semiconductor Equipment — 6.8%
Anji Microelectronics Technology Shanghai Co.
Ltd., Class A .................... 5,494 203,674
Gigadevice Semiconductor Beijing, Inc., Class
A ........................... 14,244 377,220
Ingenic Semiconductor Co. Ltd., Class A ... 3,299 70,769
LONGi Green Energy Technology Co. Ltd.,
Class A ....................... 47,740 726,942
MLS Co. Ltd., Class A ................ 28,000 60,857
NAURA Technology Group Co. Ltd., Class A . 12,001 695,189
SG Micro Corp., Class A .............. 2,350 118,813
StarPower Semiconductor Ltd., Class A .... 300 18,728
Tianshui Huatian Technology Co. Ltd., Class A 161,400 324,031
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A ....................... 5,742 181,539
Wuxi Taiji Industry Co. Ltd., Class A ...... 32,400 40,470
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A .................... 37,000 441,789
3,260,021
Software — 2.0%
Glodon Co. Ltd., Class A .............. 24,800 287,515
Hundsun Technologies, Inc., Class A ...... 8,388 82,249
Sangfor Technologies, Inc., Class A ...... 1,000 31,590
Shanghai Baosight Software Co. Ltd., Class A 32,220 352,687
Shanghai Weaver Network Co. Ltd., Class A 8,500 85,305
Thunder Software Technology Co. Ltd., Class A 1,000 21,245
Yonyou Network Technology Co. Ltd., Class A 16,200 80,306
940,897
Specialty Retail — 0.5%
China Tourism Group Duty Free Corp. Ltd.,
Class A ....................... 5,315 222,317
Technology Hardware, Storage & Peripherals — 0.5%
Dawning Information Industry Co. Ltd., Class A 30,300 129,867
Inspur Electronic Information Industry Co. Ltd.,
Class A ....................... 25,200 122,160
252,027
Textiles, Apparel & Luxury Goods — 0.6%
Zhejiang Semir Garment Co. Ltd., Class A .. 250,300 293,530
Transportation Infrastructure — 0.7%
Shanghai International Port Group Co. Ltd.,
Class A ....................... 386,200 340,789
Wireless Telecommunication Services — 0.9%
China United Network Communications Ltd.,
Class A ....................... 662,700 421,432
Total Common Stocks — 101.5%
(Cost: $37,174,461) .............................. 48,549,358
Total Long-Term Investments — 101.5%
(Cost: $37,174,461) .............................. 48,549,358

BlackRock China A Opportunities Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(b)(c)
................. 6,838 $ 6,838
Total Short-Term Securities — 0.0%
(Cost: $6,838) ................................. 6,838
Total Investments — 101.5%
(Cost: $37,181,299 ) .............................. 48,556,196
Liabilities in Excess of Other Assets — (1.5)% ............ (696,068)
Net Assets — 100.0% .............................. $ 47,860,128
(a)
Non-income producing security.
(b)
Annualized 7-day yield as of period end.
(c)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
10/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/21
Shares
Held at
10/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 137,928 $ — $ (131,090) $ — $ — $ 6,838 6,838 $ 137 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report To Shareholders
BlackRock China A Opportunities Fund

Schedule of Investments
(continued)
October 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 2 11/29/21 $ 32 $ (308)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 308 $ — $ — $ — $ 308
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2021, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (148,452) $ — $ — $ — $ (148,452)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... — — (308) — — — (308)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 425,392
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ — $ 540,960 $ — $ 540,960
Air Freight & Logistics .................................... — 468,356 — 468,356
Airlines .............................................. — 19,034 — 19,034
Auto Components ...................................... 16,693 190,250 — 206,943
Automobiles .......................................... — 1,514,662 — 1,514,662

BlackRock China A Opportunities Fund
Schedule of Investments

Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Banks ............................................... $ — $ 4,007,217 $ — $ 4,007,217
Beverages ........................................... 225,114 3,774,912 — 4,000,026
Biotechnology ......................................... — 294,721 — 294,721
Building Products ....................................... — 282,718 — 282,718
Capital Markets ........................................ — 4,140,656 — 4,140,656
Chemicals ............................................ — 1,899,025 — 1,899,025
Commercial Services & Supplies ............................. — 74,241 — 74,241
Communications Equipment ................................ 65,273 988,831 — 1,054,104
Construction & Engineering ................................ — 42,394 — 42,394
Construction Materials .................................... — 128,522 — 128,522
Containers & Packaging .................................. — 483,302 — 483,302
Electrical Equipment ..................................... — 3,961,411 — 3,961,411
Electronic Equipment, Instruments & Components ................. — 3,440,117 — 3,440,117
Energy Equipment & Services .............................. — 191,300 — 191,300
Entertainment ......................................... — 284,612 — 284,612
Food Products ......................................... — 1,600,768 — 1,600,768
Health Care Equipment & Supplies ........................... — 922,068 — 922,068
Health Care Providers & Services ............................ — 1,000,203 — 1,000,203
Hotels, Restaurants & Leisure .............................. — 81,523 — 81,523
Household Durables ..................................... 22,593 1,804,922 — 1,827,515
Household Products ..................................... — 34,784 — 34,784
Independent Power and Renewable Electricity Producers ............ 160,517 — — 160,517
Insurance ............................................ — 392,665 — 392,665
IT Services ........................................... — 128,003 — 128,003
Life Sciences Tools & Services .............................. — 942,742 — 942,742
Machinery ............................................ 422,619 1,712,485 — 2,135,104
Marine .............................................. — 20,339 — 20,339
Media ............................................... — 623,233 — 623,233
Metals & Mining ........................................ — 1,739,413 — 1,739,413
Oil, Gas & Consumable Fuels ............................... — 1,728,334 — 1,728,334
Paper & Forest Products .................................. — 6,234 — 6,234
Personal Products ...................................... — 91,146 — 91,146
Pharmaceuticals ....................................... — 1,849,174 — 1,849,174
Professional Services .................................... — 79,200 — 79,200
Real Estate Management & Development ....................... — 421,059 — 421,059
Semiconductors & Semiconductor Equipment .................... 18,728 3,241,293 — 3,260,021
Software ............................................. — 940,897 — 940,897
Specialty Retail ........................................ — 222,317 — 222,317
Technology Hardware, Storage & Peripherals .................... — 252,027 — 252,027
Textiles, Apparel & Luxury Goods ............................ — 293,530 — 293,530
Transportation Infrastructure ............................... — 340,789 — 340,789
Wireless Telecommunication Services ......................... — 421,432 — 421,432
Short-Term Securities ....................................... 6,838 — — 6,838
$ 938,375 $ 47,617,821 $ — $ 48,556,196
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (308) $ — $ — $ (308)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

October 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
China A
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 48,549,358
Investments, at value — affiliated
(b)
......................................................................................... 6,838
Cash pledged:
F utures contracts .................................................................................................... 3,000
Foreign currency, at value
(c)
.............................................................................................. 119,077
Receivables: –
Capital shares sold ................................................................................................... 1,100
Dividends — affiliated ................................................................................................. 1
From the Manager ................................................................................................... 15,795
Variation margin on futures contracts ....................................................................................... 63
Prepaid expenses ..................................................................................................... 11,545
Total assets .........................................................................................................
48,706,777
LIABILITIES
Payables: –
Administration fees ................................................................................................... 29
Capital shares redeemed ............................................................................................... 700,000
Investment advisory fees .............................................................................................. 30
Trustees' and Officer's fees ............................................................................................. 1,828
Other affiliate fees ................................................................................................... 61
Professional fees .................................................................................................... 64,028
Other accrued expenses ............................................................................................... 80,673
Total liabilities ........................................................................................................
846,649
NET ASSETS ........................................................................................................
$ 47,860,128
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 36,608,346
Accumulated earnings .................................................................................................. 11,251,782
NET ASSETS ........................................................................................................
$ 47,860,128
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 37,174,461
(b)
  Investments, at cost — affiliated .......................................................................................... $ 6,838
(c)
  Foreign currency, at cost ............................................................................................... $ 119,626

Statement of Assets and Liabilities
(continued)
October 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
China A
Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 37,918,442
Shares outstanding .................................................................................................
2,030,666
Net asset value ....................................................................................................
$ 18.67
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Class K
Net assets ........................................................................................................
$ 9,941,686
Shares outstanding .................................................................................................
532,320
Net asset value ....................................................................................................
$ 18.68
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1

Statement of Operations

Year Ended October 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
China A
Opportunities
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 137
Dividends — unaffiliated ............................................................................................... 868,704
Foreign taxes withheld ................................................................................................ (87,872)
Total investment income .................................................................................................
780,969
EXPENSES
Investment advisory .................................................................................................. 339,432
Professional ....................................................................................................... 152,164
Custodian ......................................................................................................... 53,885
Accounting services .................................................................................................. 47,057
Registration ....................................................................................................... 44,349
Printing and postage ................................................................................................. 43,115
Administration ..................................................................................................... 19,235
Transfer agent — class specific .......................................................................................... 10,902
Trustees and Officer .................................................................................................. 10,506
Administration — class specific .......................................................................................... 9,051
Miscellaneous ...................................................................................................... 31,244
Total expenses .......................................................................................................
760,940
Less: –
Administration fees waived ............................................................................................. (4,266)
Administration fees waived — class specific .................................................................................. (4,033)
Fees waived and/or reimbursed by the Manager ............................................................................... (312,368)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (1,725)
Total expenses after fees waived and/or reimbursed ..............................................................................
438,548
Net investment income ..................................................................................................
342,421
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,170,801
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (281,909)
Foreign currency transactions ......................................................................................... 14,436
Futures contracts .................................................................................................. (148,452)
A
(415,925)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 4,587,802
Foreign currency translations .......................................................................................... (768)
Futures contracts .................................................................................................. (308)
A
4,586,726
Net realized and unrealized gain ...........................................................................................
4,170,801
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 4,513,222

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock China A Opportunities Fund
Year Ended October 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 342,421 $ 129,874
Net realized gain (loss) .............................................................................. (415,925) 946,448
Net change in unrealized appreciation (depreciation) .......................................................... 4,586,726 5,064,403
Net increase in net assets resulting from operations .............................................................
4,513,222 6,140,725
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (747,026) (1,053,033)
Class K ....................................................................................... (351,902) (849,377)
Decrease in net assets resulting from distributions to shareholders ...................................................
(1,098,928) (1,902,410)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
22,794,103 1,920,342
NET ASSETS
Total increase in net assets ............................................................................. 26,208,397 6,158,657
Beginning of year .................................................................................... 21,651,731 15,493,074
End of year ........................................................................................
$ 47,860,128 $ 21,651,731
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

BlackRock China A Opportunities Fund
Institutional
Year Ended October 31, Period from
12/27/18
(a)
to 10/31/19 2021 2020
Net asset value, beginning of period ...........................................................
$ 16.78 $ 13.44 $ 10.00
Net investment income
(b)
...................................................................
0.15 0.11 0.20
Net realized and unrealized gain ..............................................................
2.41 4.87 3.24
Net increase from investment operations ..........................................................
2.56 4.98 3.44
Distributions
(c)
– – –
From net investment income ................................................................
(0.04) (0.42) —
From net realized gain .....................................................................
(0.63) (1.22) —
Total distributions .........................................................................
(0.67) (1.64) —
Net asset value, end of period ................................................................
$ 18.67 $ 16.78 $ 13.44
Total Return
(d)
15.58% 41.53% 34.40%
Based on net asset value ....................................................................
15.58% 41.53%
(e)
34.40%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
1.69% 2.53% 3.31%
(g)(h)( i )
Total expenses after fees waived and/or reimbursed ..................................................
0.98% 0.97% 0.96%
(h)( i )
Net investment income .....................................................................
0.80% 0.78% 1.85%
(h)( i )
Supplemental Data
Net assets, end of period (000) ................................................................
$ 37,918 $ 12,925 $ 8,592
Portfolio turnover rate ......................................................................
164% 214% 128%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 40.35%.
(f)
Aggregate total return.
(g)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.60%.
(h)
Annualized.
(i)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock China A Opportunities Fund
Class K
Year Ended October 31, Period from
12/27/18
(a)
to 10/31/19 2021 2020
Net asset value, beginning of period ...........................................................
$ 16.78 $ 13.45 $ 10.00
Net investment income
(b)
...................................................................
0.11 0.10 0.19
Net realized and unrealized gain ..............................................................
2.46 4.87 3.26
Net increase from investment operations ..........................................................
2.57 4.97 3.45
Distributions
(c)
– – –
From net investment income ................................................................
(0.04) (0.42) —
From net realized gain .....................................................................
(0.63) (1.22) —
Total distributions .........................................................................
(0.67) (1.64) —
Net asset value, end of period ................................................................
$ 18.68 $ 16.78 $ 13.45
Total Return
(d)
15.67% 41.45% 34.50%
Based on net asset value ....................................................................
15.67% 41.45%
(e)
34.50%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
1.66% 2.54% 3.36%
(g)(h)( i )
Total expenses after fees waived and/or reimbursed ..................................................
0.94% 0.94% 0.94%
(h)( i )
Net investment income .....................................................................
0.61% 0.76% 1.81%
(h)( i )
Supplemental Data
Net assets, end of period (000) ................................................................
$ 9,942 $ 8,727 $ 6,901
Portfolio turnover rate ......................................................................
164% 214% 128%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which impacted the Fund's total return. Excluding the payment from an affiliate, the Fund's total return is 40.19%.
(f)
Aggregate total return.
(g)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.65%.
(h)
Annualized.
(i)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
See notes to financial statements.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock China A Opportunities Fund (the "Fund") is a series of the Trust. The Fund is classified as non-
diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.
Institutional and Class K Shares are sold only to certain eligible investors.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2021 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940
Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional Shares ........................................... No No None
Class K Shares ............................................. No No None

Notes to Financial Statements
(continued)

Notes to Financial Statements
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended October 31, 2021, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended October 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 b illion ......................................................................................................... 0.75%
$1 billion - $3 b illion ..................................................................................................... 0.71
Greater than $3 b illion ................................................................................................... 0.68
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional ....................................................................................................... $ 7,078
Class K ......................................................................................................... 1,973
$ 9,051
Institutional .................................................................................................... $ 113
Class K ...................................................................................................... 53
$ 166

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended October 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through February 28,
2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940
Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. T he amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations . For the year ended October 31, 2021, the amount waived was $308.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through February 28, 2022. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended October 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through February 28, 2022, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended October 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $312,060, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the year ended October 31, 2021, the amount was $4,266.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the year ended October 31, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of w hich the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 27, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund's contractual caps on net expenses will be terminated.
Institutional ....................................................................................................... $ 10,635
Class K ......................................................................................................... 267
$ 10,902
Institutional .......................................................................................................... 0.99%
Class K ............................................................................................................ 0.94
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock China A Opportunities Fund
Institutional .................................................................................... $ 2,061 $ 1,459
Class K ...................................................................................... 1,972 266
$ 4,033 $ 1,725

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

As of October 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
October 31, 2021:
Interfund Lending: In accordance with an exemptive order (the “ Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2021, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. PURCHASES AND SALES
For the year ended October 31, 2021, purchases and sales of investments, excluding short-term investments, were $93,619,589 and $70,746,103, respectively.
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
The tax character of distributions paid was as follows:
Expiring October 31,
Fund Name/Fund Level/Share Class 2022 2023
BlackRock China A Opportunities Fund
Fund Level ........................................................................................ $ 264,013 $ 316,326
Institutional ........................................................................................ — 3,520
Class K .......................................................................................... 1,646 2,238
Fund Level ............................................................................................................... $ 287,587
Class K ................................................................................................................. 1,158
Fund Name
Year Ended
10/31/21
Year Ended
10/31/20
BlackRock China A Opportunities Fund
Ordinary income ............................................................................................ $ 869,736 $ 1,902,410
Long-term capital gains ........................................................................................ 229,192 —
$ 1,098,928 $ 1,902,410

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of October 31, 2021, the tax components of accumulated earnings (loss) were as follows:
As of October 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (''LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in
April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2021, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai
Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program
(together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund.
Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk
Fund Name
Undistributed
Ordinary
Income
Non-expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock China A Opportunities Fund .............................................
$ 578,797 $ (281,303) $ 10,954,288 $ 11,251,782
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock China A Opportunities Fund ................................... $ 37,601,051 $ 12,016,839 $ (1,062,002) $ 10,954,837

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund's investments.
The Fund invests a significant portion of its assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in
Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-
convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out  of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
10/31/21
Year Ended
10/31/20
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock China A Opportunities Fund
Institutional
Shares sold .............................................
1,586,492 $ 28,701,074 118,150 $ 1,673,691
Shares issued in reinvestment of distributions ........................
23,895 412,180 18,942 232,612
Shares redeemed .........................................
(349,808) (6,552,349) (6,113) (76,130)
1,260,579 $ 22,560,905 130,979 $ 1,830,173
Class K
Shares sold .............................................
14,310 $ 272,215 4,451 $ 62,377
Shares issued in reinvestment of distributions ........................
910 15,689 2,266 27,821
Shares redeemed .........................................
(2,892) (54,706) (2) (29)
12,328 $ 233,198 6,715 $ 90,169
1,272,907 $ 22,794,103 137,694 $ 1,920,342

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of October 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Institutional ....................................................................................................... 500,000
Class K ......................................................................................................... 500,000

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Shareholders of BlackRock China A Opportunities Fund and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock China A Opportunities Fund of BlackRock Funds
SM
(the “Fund”), including the schedule
of investments, as of October 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from December 27, 2018 (commencement of operations)
through October 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the two years in the period then ended and for the period from December 27, 2018 (commencement of operations) through October 31, 2019, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
December 21, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2021:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate of not greater than 20%, for the fiscal year ended October 31, 2021:
The Fund intends to pass through to its shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2021.
The Fund hereby designates the following amount, or maximum amount allowable by law, as qualified short-term capital gain eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2021:
Fund Name Qualified Dividend Income
BlackRock China A Opportunities Fund .................................................................................... $ 778,802
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock China A Opportunities Fund .................................................................................... $ 229,192
Fund Name
Foreign Source
Income Earned
Foreign Taxes
Paid
BlackRock China A Opportunities Fund ................................................................. $ 488 , 101 $ 87 , 872
Fund Name
Qualified Short-Term
Capital Gain
BlackRock China A Opportunities Fund .................................................................................... $ 802,026

Disclosure of Investment Advisory Agreement
2021
BlackRock Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds
SM
(the “Trust”) met on April 7, 2021 (the “April
Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock China A Opportunities Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreement. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April
Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information.
BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each
Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year and since inception periods reported, the Fund ranked in the second and first quartiles, respectively, against its Performance
Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

Disclosure of Investment Advisory Agreement
(continued)
2021
BlackRock Annual Report to Shareholders

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders.
In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 157 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2019)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 157 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 157 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 157 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 157 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 157 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 157 Portfolios Hertz Global Holdings
(car rental); Sealed
Air Corp. (packaging);
GrafTech International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 30 RICs consisting of 157 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016
Donald C. Opatrny
1952
Trustee
(Since 2019)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 157 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 157 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 157 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 157 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena
G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
104 RICs consisting of 260 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
106 RICs consisting of 262 Portfolios None

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 537-4942.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Thomas Callahan
1968
Vice President
(Since 2016)
Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments,
LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash
Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy
Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive
Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information

Additional Information
Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
537-4942; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Want to know more?
blackrock.com | 800-537-4942
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CHINA-10/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock China A Opportunities Fund	$34,643	$35,700	$210	$0	$15,500	$15,500	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	1,984,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and 1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock China A Opportunities Fund	$15,710	$15,500

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: January 4, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: January 4, 2022